Related Party Transactions (Details 1) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Total		$ 3,481,984	$ 7,084,542
Sinomachinery Holding Limited [Member]
Total	[1]		1,775,869
Zhejiang Kangchen Biotechnology Co., Ltd. [Member]
Total	[2]	64,505	65,567
Zhejiang Zhonggong Machinery Co., Ltd. [Member]
Total	[3]	207,177	1,276,691
Xinchang County Jiuxin Investment Management Partnership (LP) [Member]
Total	[4]		160,337
Zhejiang Zhonggong Agricultural Equipment Co., Ltd. [Member]
Total	[5]	1,773,365	11,135
Cenntro Smart Manufacturing Tech. Co., Ltd. [Member]
Total	[6]	1,981	20,399
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership) [Member]
Total	[7]	95,302
Cenntro Holding Limited [Member]
Total		$ 1,339,654	$ 3,774,544

[1]	Overpayment from Sinomachinery Holding Limited for certain purchase order;
[2]	Temporary borrowings from Zhejiang Kangchen Biotechnology Co., Ltd.,
[3]	Unpaid balances for purchasing of materials and equipment and temporary borrowing from Zhejiang Zhonggong Machinery Co., Ltd.;
[4]	Dividends declared but unpaid to Xinchang County Jiuxin Investment Management Partnership (LP).
[5]	Unpaid balances for purchasing of materials from Zhejiang Zhonggong Agricultural Equipment Co., Ltd.;;
[6]	Prepayment from Cenntro Smart Manufacturing Tech. Co., Ltd.
[7]	Zhuhai Hengzhong paid audit fee on behalf of Zhongchai Holding